Summary of Significant Accounting Policies - Schedule of Currency Exchange Rates (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Currency Exchange Rates [Abstract]
Balance sheet items, except for equity accounts	7.1636	7.2672
Items in the consolidated statements of operations and comprehensive income/(loss), and statements of cash flows	7.2143	7.2248	6.9536